Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets
Other Non-Current Assets

Note 7. Other Non-Current Assets

Other non-current assets consist of the following at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Security deposits	$1,882	$1,883
Restricted cash	4,014	4,000
Other long-term assets	1,639	2,610
Total other non-current assets	$7,535	$8,493